Organization and Business Operations	12 Months Ended
Dec. 31, 2023
Pegasus Digital Mobility Acquisition Corp
Organization and Business Operations

Note 1 - Organization and Business Operations

Pegasus Digital Mobility Acquisition Corp. (the “Company”) is a blank check company incorporated as a Cayman Islands exempted company on March 30, 2021. The Company was incorporated for the purpose of effecting a merger, share exchange, asset acquisition, share purchase, reorganization or similar Business Combination with one or more businesses or assets (the “Business Combination”).

As described further below under “Initial Business Combination - Business Combination Agreement,” on May 31, 2023, the Company entered into a Business Combination Agreement (as it may be amended, supplemented, or otherwise modified from time to time, the “Business Combination Agreement”), by and among the Company, Gebr. SCHMID GmbH, a German limited liability company (“Schmid”), Pegasus Topco B.V., a Dutch private limited liability company and wholly-owned subsidiary of the Company (“TopCo”) and Pegasus MergerSub Corp., a Cayman Islands exempted company and wholly-owned subsidiary of TopCo (“MergerSub”).

As of December 31, 2023, the Company had not commenced any operations. All activity for the period from March 30, 2021 (inception) through December 31, 2023 relates to the Company’s formation, the initial public offering (“initial public offering”), and the search for and consummation of the initial Business Combination. The Company will not generate any operating revenues until after the completion of its initial Business Combination, at the earliest. The Company will generate non-operating income in the form of interest income and dividends on cash, cash equivalents, and marketable securities from the proceeds derived from the initial public offering.

The Company’s sponsor is Pegasus Digital Mobility Sponsor LLC, a Cayman Islands limited liability company (the “Sponsor”). The Company, TopCo, and MergerSub’s financial statements are presented on a consolidated basis (the “financial statements”).

Financing

The registration statement for the Company’s initial public offering was declared effective by the SEC on October 21, 2021 (the “Effective Date”). On October 26, 2021, the Company consummated the initial public offering of 20,000,000 units at $10.00 per unit (a “Unit”), generating gross proceeds to the Company of $200,000,000. Each Unit consists of one Class A ordinary share and one-half of one redeemable warrant (each whole warrant, a “Public Warrant”). Each whole Public Warrant will entitle the holder to purchase one share of Class A ordinary shares at an exercise price of $11.50 per whole share, subject to adjustment. The Company granted the underwriters a 45-day option from the date of the initial public offering to purchase up to an additional 3,000,000 units to cover over-allotments, if any.

Simultaneously with the consummation of the initial public offering, the Company consummated the sale of 9,000,000 warrants (the “Private Placement Warrants”), each exercisable to purchase one Class A ordinary share at $11.50 per share, at a price of $1.00 per Private Placement Warrant in a private placement to the Sponsor, generating gross proceeds to the Company of $9,000,000. Depending on the extent to which the underwriters’ over-allotment option was exercised, the Sponsor agreed to purchase an additional 900,000 Private Placement Warrants.

On November 4, 2021, the underwriters partially exercised the over-allotment option and, on November 8, 2021, purchased 2,500,000 Units, generating aggregate gross proceeds of $25,000,000. On November 8, 2021, simultaneously with the sale of the over-allotment Units, the Company consummated the private sale of an additional 750,000 Private Placement Warrants, generating gross proceeds to the Company of $750,000.

Transaction costs related to the consummation of the initial public offering on October 26, 2021, amounted to $13,124,654 consisting of $4,500,000 of underwriting discounts, $7,875,000 of deferred underwriting commissions and $749,654 of other offering costs. On August 15, 2023, the Company received a waiver from one of the underwriters of the initial public offering pursuant to which such underwriter waived all rights to its $5,433,750 of deferred underwriting commissions payable upon completion of an initial Business Combination. As a result, as of December 31, 2023, the deferred underwriting commissions payable were $2,441,250 (see Note 5).

Prior to the initial public offering, qualified institutional buyers or institutional accredited investors (the “Anchor Investors”) expressed to the Company an interest in purchasing Units in the initial public offering in exchange for the Sponsor agreeing to sell the Anchor Investors Class B ordinary shares, par value $0.0001 (“Founder Shares”). Upon close of the initial public offering, the Anchor Investors received 1,375,000 Founder Shares (“Anchor Shares”) from the Sponsor. The fair value of the Anchor Shares was treated as an issuance cost of the offering which was allocated to the Class A ordinary shares and Public Warrants.

On November 4, 2021, the Sponsor transferred an aggregate of 843,750 Class B ordinary shares to the Company’s officers and independent directors (see Note 6). On December 6, 2021, 125,000 of the Class B ordinary shares were forfeited by the Sponsor as a result of the underwriters’ partial exercise of the over-allotment option and the expiration of the over-allotment option. All shares and per-share amounts have been retroactively restated to reflect the forfeiture of the 125,000 Class B ordinary shares.

In April 2023, shareholders holding 15,300,927 shares of Class A ordinary shares exercised their right to redeem their shares for a pro rata portion of the funds in the Trust Account (as defined below). As a result, $160,337,374 was withdrawn from the Trust Account and distributed to such shareholders.

In July 2023, shareholders holding 2,195,855 shares of Class A ordinary shares exercised their right to redeem their shares for a pro rata portion of the funds in the Trust Account. As a result, $23,555,234 was withdrawn from the Trust Account and distributed to such shareholders. Following the redemption, 5,003,218 of the Company’s Class A ordinary shares remained outstanding.

In December 2023, shareholders holding 503,201 shares of Class A ordinary shares exercised their right to redeem their shares for a pro rata portion of the funds in the Trust Account. As a result, $5,586,213 was withdrawn from the Trust Account and distributed to such shareholders. As of December 31, 2023, $50,081,776 remains in the Company’s Trust Account. Following the redemption, 4,500,017 of the Company’s Class A ordinary shares remained outstanding.

Trust Account

Following the closing of the initial public offering on October 26, 2021, $202,000,000 ($10.10 per Unit) from the net proceeds of the sale of the Units in the initial public offering and portion of the sale of the Private Placement Warrants was initially deposited into a trust account (“Trust Account”) that was invested only in U.S. government treasury obligations with a maturity of 185 days or less or in money market funds meeting certain conditions under Rule 2a-7 under the Investment Company Act that invest only in direct U.S. government treasury obligations. Except with respect to interest earned on the funds held in the Trust Account that may be released to the Company to pay its taxes, if any, the funds held in the Trust Account will not be released from the Trust Account until the earliest to occur of: (a) the completion of its initial Business Combination, (b) the redemption of any public shares properly tendered in connection with a shareholder vote to amend the Company’s amended and restated memorandum and articles of association (i) to modify the substance or timing of its obligation to redeem 100% of its public shares if the Company does not complete its initial Business Combination within 15 months from the closing of the initial public offering, which is extendable at the Sponsor’s option up to 30 months as described below (the “Combination Period”) or (ii) with respect to any other provisions relating to shareholders’ rights or pre-initial Business Combination activity; and (c) the redemption of its public shares if the Company is unable to complete its Business Combination within the Combination Period, subject to applicable law.

To mitigate the risk that the Company might be deemed to be an investment company for the purposes of the Investment Company Act, on October 6, 2023, the Company instructed Continental Stock Transfer & Trust Company to liquidate the investments held in the Trust Account and instead hold the funds in the Trust Account in an interest - bearing demand deposit account at JPMorgan Chase Bank, with Continental Stock Transfer & Trust Company continuing to act as trustee, until the earlier of: (i) the consummation of a Business Combination or (ii) the distribution of the Trust Account to the Company’s shareholders.

Initial Business Combination

The initial Business Combination must be with one or more operating businesses or assets with a fair market value equal to at least 80% of the net assets held in the Trust Account (net of amounts disbursed to management for working capital purposes, if permitted, and excluding the amount of any deferred underwriting commissions held in the Trust Account). However, the Company will only complete such Business Combination if the post-transaction company owns or acquires 50% or more of the issued and outstanding voting securities of the target or otherwise acquires a controlling interest in the target business sufficient for it not to be required to register as an investment company under the Investment Company Act of 1940, as amended (the “Investment Company Act”). There is no assurance that the Company will be able to complete a Business Combination successfully.

Extensions of Initial Business Combination Deadline

On January 23, 2023, the Company issued a non-convertible unsecured promissory note (the “Extension Note”) in the principal amount of $2,250,000 to the Sponsor (see Note 4). The Sponsor deposited the funds into the Trust Account. The Extension Note was issued in connection with the decision by the Company’s board of directors to exercise the first extension option in accordance with the Company’s amended and restated memorandum and articles of association and to extend the date by which the Company must consummate a business combination transaction from January 26, 2023 to April 26, 2023 (i.e., for a period of time ending 18 months after the consummation of the initial public offering). The Extension Note bears no interest and is repayable in full upon the consummation of a business combination by the Company. If the Company does not consummate a business combination, the Extension Note will not be repaid and all amounts owed under the Extension Note will be forgiven except to the extent that the Company has funds available to it outside of its Trust Account. On March 15, 2023, the Company amended and restated certain provisions of the Extension Note to align the terms of the Extension Note with the March 2023 Promissory Note (the “A&R Extension Note”) (see Note 4). On November 1, 2023, the Company amended and restated certain provision of the A&R Extension Note to align the terms of the A&R Extension Note with the November 2023 Promissory Note (See Note 4).

On April 19, 2023, the Company’s shareholders approved of the adoption of the second amended and restated articles of association in the form proposed, to among other things (i) make certain updates to reflect the decision by the board of directors to exercise the First Extension Option pursuant to which the date by which the Company had to consummate an initial Business Combination was extended from January 26, 2023 to April 26, 2023 (i.e., for a period of time ending 18 months after the consummation of the Company’s initial public offering), (ii) amend the amount which the Sponsor is required to deposit in the Trust Account in order to exercise the second extension option to extend the date by which the Company has to consummate a Business Combination from April 26, 2023 to July 26, 2023 (the “Second Extension Option”) to $0.10 per Class A ordinary share then in issue (after giving effect to any redemptions of such shares which are tendered for redemption in connection with the results of the Company’s extraordinary general meeting held on April 19, 2023), (iii) insert a third extension option to enable the board of directors to extend the date by which the Company has to consummate a Business Combination from July 26, 2023 to December 31, 2023 (the “Third Extension Option”), and (iv) insert a voluntary redemption right in favor of the holders of the Company’s Class A ordinary shares then in issue enabling public shareholders to redeem such shares on July 26, 2023 for a per-share price, payable in cash, equal to the aggregate amount then on deposit in the Trust Account, including interest earned on the funds held in the Trust Account not previously released to the Company to pay its taxes, divided by the number of Class A ordinary shares then in issue, if the board of directors elects to exercise the Third Extension Option.

On April 24, 2023, the Company issued a non-convertible unsecured promissory note (the “April 2023 Extension Note”) in the principal amount of $719,907 to the Sponsor (see Note 4). The Sponsor deposited the funds into the Trust Account on April 28, 2023. The April 2023 Extension Note was issued in connection with the board of director’s exercise of the Second Extension Option under the second amended and restated articles of association to extend the date by which the Company must consummate a Business Combination transaction from April 26, 2023 to July 26, 2023 (i.e., for a period of time ending 21 months after the consummation of the initial public offering). The April 2023 Extension Note bears no interest and is repayable in full upon the consummation of a Business Combination by the Company. If the Company does not consummate a Business Combination, the April 2023 Extension Note will not be repaid and all amounts owed under the April 2023 Extension Note will be forgiven except to the extent that the Company has funds available to it outside of the Trust Account. On November 1, 2023, the Company amended and restated certain provisions of the April 2023 Extension Note to align the terms of the April 2023 Extension Note with the November 2023 Promissory Note (see Note 4).

On July 14, 2023, the Company’s board of directors elected to exercise the Third Extension Option, extending the initial Business Combination deadline from July 26, 2023 to December 31, 2023 (i.e., for a period of time ending 26 months after the consummation of the initial public offering). The Company expects to utilize the further time available to it to consummate a Business Combination. Also on July 14, 2023, the Sponsor voluntarily committed to make a monthly contribution to the Trust Account commencing on August 1, 2023, and paid on the first day of each month thereafter until the earliest of (i) the date on which the Company consummates a Business Combination or (ii) December 31, 2023. Each monthly contribution shall be $150,097, representing $0.03 per Class A ordinary share then outstanding. The contribution amount is to be paid on a monthly basis after the issuance of the July 2023 Promissory Note (as defined below) in connection therewith. Should the Company’s board of directors determine that the Company will not be able to consummate the initial Business Combination by December 31, 2023, and that the Company shall instead liquidate, the Sponsor’s obligation to continue to make such contributions shall immediately cease. If the Board determines that more time is needed to consummate the initial Business Combination, a shareholders’ vote in an extraordinary general meeting will be required to change the Articles of the Company. As of December 31, 2023, the Sponsor had made five monthly contributions.

On July 31, 2023, the Company issued a non-convertible unsecured promissory note (the “July 2023 Promissory Note”) in the principal amount of $750,483 to the Sponsor (see Note 4). The July 2023 Promissory Note was issued in connection with the expected monthly payments by the Sponsor into the Trust Account described above. The July 2023 Promissory Note bears no interest and is repayable in full upon the earliest of December 31, 2023, the date on which the Company consummates its initial Business Combination, or within three (3) business days of the receipt by the Company of a break-free, termination fee or similar arrangement in connection with a potential Business Combination. If the Company does not consummate a Business Combination, the July 2023 Promissory Note will not be repaid and all amounts owed under the July 2023 Promissory Note will be forgiven except to the extent that the Company has funds available to it outside of the Trust Account. On November 1, 2023, the Company amended and restated certain provisions of the July 2023 Promissory Note to align the terms of the July 2023 Promissory Note with the November 2023 Promissory Note (see Note 4).

On December 7, 2023, the Company’s shareholders approved the adoption of the third amended and restated articles of association in the form proposed, to among other things (i) remove references to term limits for directors, (ii) make certain updates to reflect the decision by the board of directors to exercise the second and third extension options pursuant to which the date by which we have to consummate its initial business combination was extended from April 26, 2023 to July 26, 2023 and then subsequently extended from July 26, 2023 to December 31, 2023 and (iii) insert a fourth extension option to enable the board of directors to extend the date by which we have to consummate a business combination from December 31, 2023 to April 30, 2024 (the “Fourth Extension Option”), subject to the Sponsor committing to deposit $0.03 per Class A ordinary share then in issue into the trust account on the first business day of each month starting on January 2, 2024 until the earliest of (a) the date on which we consummate an initial business combination or (b) April 30, 2024.

On December 29, 2023, the Company’s board of directors elected to exercise the Fourth Extension Option, extending the initial Business Combination deadline from December 31, 2023 to April 30, 2024 (i.e., for a period of time ending 30 months after the consummation of the initial public offering). Also on December 29, 2023, our Sponsor committed to deposit $135,001 into the trust account, representing $0.03 per Class A ordinary share then in issue, on the first business day of each month starting on January 2, 2024 until the earliest of (i) the date on which we consummate an initial business combination or (ii) April 30, 2024. The Company has since made 3 deposits into the trust account on January 2, 2024, February 1, 2024 and March 1, 2024 in the amount of $135,001 per deposit (or $405,003 in the aggregate).

Business Combination Agreement

On May 31, 2023, the Company entered into the Business Combination Agreement by and among the Company, Schmid, TopCo and Merger Sub. The Business Combination Agreement and the transactions contemplated thereby (the “Transactions”) were approved by the boards of directors of each of the Company, TopCo and Merger Sub as well as by Anette Schmid and Christian Schmid, the shareholders of Schmid (each a “Schmid Shareholder” and, collectively, the “Schmid Shareholders”).

Pursuant to the Business Combination Agreement, the Company would merge with and into Merger Sub in accordance with Part XVI of the Cayman Companies Act (the “Merger”), with Merger Sub as the surviving company in the Merger, and each issued and outstanding Eligible Pegasus Share (as defined in the Business Combination Agreement) will be automatically cancelled and extinguished in exchange for the Merger Consideration as defined and detailed in the Business Combination Agreement (such issuance, together with the Merger, the “Schmid Business Combination”) and each warrant issued by the Company (the “Pegasus Warrant”) that is outstanding immediately prior to the time the Merger becomes effective (the “Effective Time”) will, immediately following the completion of the Schmid Business Combination, represent a warrant on the same contractual terms and conditions as were in effect with respect to such Pegasus Warrant immediately prior to the Effective Time under the terms of the Warrant Agreement, as applicable, that is exercisable for an equivalent number of ordinary shares in the share capital of TopCo (“TopCo Ordinary Shares”), in each case, on the terms and subject to the conditions set forth in the Business Combination Agreement. Immediately after giving effect to the Schmid Business Combination, the Schmid Shareholders shall contribute their shares of common stock of the Company to Topco in return for such number of TopCo Ordinary Shares equal to the number of shares defined in the Schmid Business Combination (the “Exchange”). Immediately after giving effect to the Exchange, a notarial deed will be executed by a Dutch notary in order to change the legal form of TopCo from a private limited liability company to a public limited liability company and TopCo is currently intended to be renamed to “Schmid Group N.V.”.

The obligations of the Company, TopCo, Schmid, and Merger Sub (each a “Party” and, collectively, the “Parties”) to consummate the Transactions are subject to the satisfaction or, if permitted by applicable law, waiver by the Party for whose benefit such condition exists of various conditions, including: (a) no legal restraint or prohibition preventing the consummation of the Transactions shall be in effect; (b) the Registration Statement/Proxy Statement (as defined in the Business Combination Agreement) shall have become effective; (c) the Transaction Proposals (as defined in the Business Combination Agreement) shall have been approved by the Company’s shareholders; (d) the Company’s shareholders shall have approved the execution of the Business Combination Agreement and execution of the transactions contemplated hereby and certain other matters related to the implementation of the Transactions and such approval shall continue to be in full force and effect; (e) after giving effect to the Transactions, TopCo shall have at least $5,000,001 of net tangible assets (as determined in accordance with Rule 3a51-1(g)(1) of the Exchange Act) immediately after the closing of the Transactions (the “Closing”); and (f) TopCo shall receive a minimum of $35,000,000 in cash from the Transactions (from cash held in trust or private investments in public equity (such transaction, a “PIPE”)).

Concurrently with the execution of the Business Combination Agreement and the fulfilment of the conditions precedent set forth in the Business Combination Agreement, each of the Schmid Shareholders irrevocably and unconditionally undertook (the “Schmid Shareholders Undertakings”) and agreed in each case to the extent legally possible and permissible (a) to fully support and implement the Transactions in relation to which such Schmid Shareholders’ support or participation is required or appropriate, (b) to omit any actions that could be of detriment to the implementation of the Transactions, (c) to vote or cause to be voted all of such Schmid Shareholder’s Company Shares (as defined in the Schmid Shareholders’ Undertakings) against any resolution that would reasonably be expected to impede or adversely affect the Transactions in any way, or result in a breach of any undertaking, representation or warranty of such Shareholder contained in the Schmid Shareholders’ Undertakings, and (d) to contribute its respective shares of the Company to TopCo in exchange for shares of TopCo substantially in accordance with the exchange table and the exchange ratio as set forth therein, in each case, on the terms and subject to the conditions set forth in the Schmid Shareholders’ Undertakings.

Concurrently with the execution of the Business Combination Agreement, each Schmid Shareholder entered into a Lock-Up Agreement (the “Lock-Up Agreement”), pursuant to which they agreed not to, without the prior written consent of the board of directors of TopCo, effect any transaction or enter into any arrangement that is designed to or that reasonably could be expected to lead to or result in a sale or disposition of any ordinary shares in the share capital of TopCo held by them immediately after the Closing, nor to publicly announce any intention to effect or enter the same, during the period beginning on the Closing and ending on the date that is one year after the Closing (the “Lock-Up Period”) on the terms and subject to the conditions set forth in the Lock-Up Agreement.

Concurrently with the execution of the Business Combination Agreement, the Company, the Sponsor, Schmid and certain individuals party thereto (comprising the officers and directors of the Company) (each, an “Insider”) entered into a Sponsor Agreement, pursuant to which, among other things, the Sponsor and the Insiders agreed to (i) vote in favor of all of the transaction proposals to be voted upon at the meeting of the Company’s shareholders, including approval of the Agreement and the Transactions, (ii) waive certain adjustments to the conversion ratio and other anti-dilution protections set forth in the governing documents of the Company with respect to the Founders Shares owned by such Sponsor and Insider, (iii) be bound by certain transfer restrictions with respect to their Company shares prior to the Closing, (iv) to use 2,812,500 of the existing Founders Shares (half of the existing Founders Shares) to negotiate non-redemption agreements with certain holders of the Company’s Class A ordinary shares or to enter into PIPE subscription agreements with investors, and (v) be bound by certain lock-up provisions during the Lock-Up Period with respect to any shares or warrants of TopCo received in exchange for holdings in the Company in connection with the Transactions, in each case on the terms and subject to the conditions set forth therein.

The Company and TopCo are in ongoing discussions with investors as part of potential PIPE transactions. In case PIPE investors are committing to subscribe shares or instruments convertible into shares, the issuance of subscribed shares or such other instruments by such PIPE investors are intended to be completed substantially concurrent to the Transactions.

At the Closing, the Company, the Sponsor, TopCo, and the Schmid Shareholders would enter into an amended restated registration rights agreement (the “Registration Rights Agreement”), pursuant to which, among other things, the Sponsor and the Schmid Shareholders would be granted certain customary registration rights with respect to their TopCo Ordinary Shares, in each case, on the terms and subject to the conditions set forth in the Registration Rights Agreement.

TopCo, the Company and Continental Stock Transfer & Trust Company, the Company’s warrant agent, would enter into a warrant assumption agreement (the “Warrant Assumption Agreement”) immediately following the completion of the Transactions, pursuant to which, among other things, the Company would assign all of its right, title and interest in and to, and TopCo would assume all of the Company’s liabilities and obligations under, the Warrant Agreement. As a result of such assumption, following the execution of the Warrant Assumption Agreement, each Pegasus Warrant would be exchanged for a warrant to purchase TopCo Ordinary Shares on the terms and conditions of the Warrant Assumption Agreement.

Concurrently with the execution of the Business Combination Agreement, the Sponsor and certain directors and officers of the Company entered into a warrant grant agreement transferring 1,775,000 private warrants held by the Sponsor to such directors and officers, subject to certain conditions.

On May 31, 2023, the Company issued a non-convertible unsecured promissory note (the “May 2023 Promissory Note”) in the principal amount of $1,400,000 to the Sponsor. The May 2023 Promissory Note was issued in connection with the decision by the Company’s board of directors to approve the Business Combination Agreement and to provide additional working capital to the Company. On November 1, 2023, the Company amended and restated certain provisions of the May 2023 Promissory Note to align the terms of the May 2023 Promissory Note with the November 2023 Promissory Note (see Note 4).

The Company would provide its public shareholders with the opportunity to redeem all or a portion of their public shares upon the completion of the initial Business Combination either (1) in connection with a general meeting called to approve the Business Combination or (2) by means of a tender offer. The decision as to whether the Company will seek shareholder approval of a proposed Business Combination or conduct a tender offer will be made by the Company, solely in its discretion. The Company will also provide its public shareholders with the opportunity to redeem all or a portion of their Class A ordinary shares upon the completion of its initial Business Combination at a per-share price, payable in cash, equal to the aggregate amount then on deposit in the Trust Account calculated as of two business days prior to the completion of its initial Business Combination, including interest (which interest shall be net of taxes payable), divided by the number of then-issued and outstanding Class A ordinary shares that were sold as part of the units in the initial public offering, which the Company refers to collectively as its public shares, subject to the limitations described herein. If the Company has not completed its initial Business Combination within the Combination Period(subject to any extension period, as discussed above), the Company will redeem 100% of the public shares at a per-share price, payable in cash, equal to the aggregate amount then on deposit in the Trust Account, including interest (less up to $100,000 of interest to pay dissolution expenses and which interest shall be net of taxes payable), divided by the number of then-issued and outstanding public shares, subject to applicable law and as further described herein.

The Class A ordinary shares subject to redemption were recorded at a redemption value and classified as temporary equity upon the completion of the initial public offering, in accordance with Financial Accounting Standards Board’s (“FASB”) Accounting Standards Codification (“ASC”) Topic 480, “Distinguishing Liabilities from Equity”, and subsequently accreted to redemption value. In such case, the Company will proceed with a Business Combination if the Company has net tangible assets of at least $5,000,001 upon such consummation of a Business Combination and, if the Company seeks shareholder approval, a majority of the issued and outstanding shares voted are voted in favor of the Business Combination.

The initial shareholders, directors, officers and advisors have agreed to waive: (i) their redemption rights with respect to any Founder Shares and public shares held by them, as applicable, in connection with the completion of the Company’s initial Business Combination; (ii) their redemption rights with respect to any Founder Shares and public shares held by them in connection with a shareholder vote to amend the Company’s amended and restated memorandum and articles of association (A) to modify the substance or timing of the Company’s obligation to allow redemption in connection with the initial Business Combination or to redeem 100% of the public shares if the Company does not complete the initial Business Combination within the Combination Period or (B) with respect to any other provision relating the rights of holders of the Class A ordinary shares; and (iii) their rights to liquidating distributions from the Trust Account with respect to any Founder Shares they hold if the Company fails to complete its initial Business Combination within the Combination Period or during any extended time that the Company has to consummate a Business Combination beyond the Combination Period as a result of a shareholder vote to amend the Company’s amended and restated memorandum and articles of association (an “Extension Period”) (although they will be entitled to liquidating distributions from the Trust Account with respect to any public shares they hold if the Company fails to complete the initial Business Combination within the prescribed time frame) and (4) vote their Founder Shares and any public shares purchased during or after the initial public offering in favor of the Company’s initial Business Combination. Each of the Anchor Investors has entered into an investment agreement with the Company pursuant to which they have agreed that any Founder Shares held by them are (i) not entitled to redemption rights in connection with the completion of our initial Business Combination or in connection with a shareholder vote to amend the Company’s third amended and restated memorandum and articles of association and (ii) not entitled to liquidating distributions from the Trust Account with respect to any Founder Shares the Anchor Investor holds in the event the Company fails to complete its initial Business Combination within the Combination Period or during any Extension Period.

The Sponsor has agreed that it will be liable to the Company if and to the extent any claims by a third party (other than the Company’s independent auditors) for services rendered or products sold to the Company, or a prospective target business with which the Company has discussed entering into a transaction agreement, reduce the amount of funds in the Trust Account to below (1) $10.10 per public share or (2) such lesser amount per public share held in the Trust Account as of the date of the liquidation of the Trust Account due to reductions in the value of the trust assets, in each case net of the interest which may be withdrawn to pay taxes, except as to any claims by a third party who executed a waiver of any and all rights to seek access to the Trust Account and except as to any claims under the Company’s indemnity of the underwriters of the initial public offering against certain liabilities, including liabilities under the Securities Act. Moreover, in the event that an executed waiver is deemed to be unenforceable against a third party, the Sponsor will not be responsible to the extent of any liability for such third-party claims. The Company has not independently verified whether the Sponsor has sufficient funds to satisfy its indemnity obligations and believe that the Sponsor’s only assets are securities of the Company and, therefore, the Sponsor may not be able to satisfy those obligations. The Company has not asked the Sponsor to reserve for such obligations.

On September 26, 2023, the Company entered into that certain First Amendment to the Business Combination Agreement (the “First Amendment”), by and among the Company, Schmid, TopCo and Merger Sub, pursuant to which the parties amended certain contractual provisions, qualifications for U.S. federal tax purposes and references within the Business Combination Agreement, to, among other things, reflect that: (i) prior to the Effective Time, the Schmid Shareholders will purchase the sole share in the capital of TopCo, from the Company against payment of the nominal value of the sole share, being an amount of EUR 0.01 (the “Purchase”); (ii) the Exchange and the change in legal form of TopCo will be effective after the Purchase and prior to the Effective Time (rather than after the Effective Time); and (iii) the company will be designated Surviving Company (as defined in the Business Combination Agreement) rather than Merger Sub.

On January 29, 2024, the Company entered into a second amendment to the Business Combination Agreement (the “Second Amendment”), by and among the Company, Schmid, TopCo and Merger Sub, pursuant to which, among other things, the parties have agreed to (i) extend the timeline until April 30, 2024 when the business combination has to be completed, and (ii) reduce the number of shares that the shareholders of Schmid will receive in the Schmid Business Combination to 28,725,000 TopCo shares.

Concurrently with the execution of the Second Amendment, the Sponsor entered into an agreement with certain shareholders of Schmid pursuant to which the Sponsor committed to transfer 2,000,000 private warrants of the Company subject to the closing of the Schmid Business Combination.

Concurrently with the execution of the Second Amendment, the Company, the Sponsor, Schmid and certain individuals party thereto (comprising the officers and directors of the Company) (the “Insiders”) entered into a Private Warrants Undertaking Agreement, pursuant to which, among other things, the Sponsor and the Insiders agreed to (i) only exercise their private warrants on a “cashless basis” in accordance with the terms of the private warrants, (ii) in case the reference price of the TopCo shares subsequently to the Business Combination closing reach USD 18.00 to, on a “cashless basis”, exercise their warrants in accordance with terms of the private warrants unless such warrants have been previously redeemed or exercised (the “Private Warrants Undertaking Agreement”).

Concurrently with the execution of the Second Amendment, the Company, TopCo and certain shareholders of Schmid entered into an earn-out agreement pursuant to which (i) 2,500,000 TopCo shares will be issued to certain shareholder of Schmid (in equal parts) if the share price of TopCo following the completion of the Schmid Business Combination reaches USD 15.00 and (ii) 2,500,000 TopCo shares will be issued to certain shareholders of Schmid (in equal parts) if the share price of TopCo following the completion of the Schmid Business Combination reaches USD 18.00 (the “Earn-out Agreement”). The Earn-out Agreement expires after three (3) years from the date of the completion of the Schmid Business Combination.

The Company, Schmid and TopCo entered into a subscription agreement with XJ Harbour HK Limited (“XJ”) (the “XJ Subscription Agreement”) according to which XJ agreed to in stages transfer its 24.1% equity interest in Schmid Technology (Guangdong) Co., Ltd., a subsidiary of Schmid, to TopCo for consideration amounting to (i) 1,406,361 TopCo shares to be allotted to XJ at the time of the completion of the Schmid Business Combination, (ii) a EUR 10 million payment to XJ from TopCo at the completion of the Schmid Business Combination, (iii) a EUR 5 million payment to XJ from TopCo within 270 days from the day of the completion of the Schmid Business Combination and (iv) a EUR 15 million payment (plus an interest in respect thereof at an annual rate of 6% from the completion of the Schmid Business Combination to the date of payment) to XJ from TopCo within 455 days from the day of the completion of the Schmid Business Combination.

Going Concern

As of December 31, 2023, the Company had $341,872 of cash and a working capital deficit of $10,697,133.

In connection with the Company’s assessment of going concern considerations in accordance with ASC Topic 205-40, "Going Concern," management has determined that the current liquidity conditions raise substantial doubt about the Company’s ability to continue as a going concern through one year from the date that the financial statements were issued. These financial statements do not include any adjustments relating to the recovery of the recorded assets or the classification of the liabilities that might be necessary should the Company be unable to continue as a going concern.

The Company has incurred and expects to continue to incur significant costs in pursuit of its financing and acquisition plans. The Company lacks the financial resources it needs to sustain operations for a reasonable period of time, which is considered to be one year from the issuance date of these financial statements. Although no formal agreement exists, the Sponsor is committed to extend Working Capital Loans (as defined below) as needed. The Company cannot assure that its plans to consummate an initial Business Combination will be successful.

Risks and Uncertainties

Management continues to evaluate the impact of the ongoing conflict between Russia and Ukraine, the conflict in the Middle East between Hamas and Israel, rising levels of inflation and interest rates, and resulting market volatility and has concluded that while it is reasonably possible that these events could have a negative effect on the Company’s financial position, results of its operations and/or ability to consummate an initial Business Combination, the specific impact is not readily determinable as of the date of these financial statements. The financial statements do not include any adjustments that might result from the outcome of these uncertainties.

Although our financial results have not yet been adversely affected by the war in Ukraine or the conflict in the Middle East between Hamas and Israel, and we do not conduct business in Russia, Ukraine, Palestine or Israel, our financial results, our ability to raise capital or raise capital on favorable terms, and a potential target business’s financial condition, results of operations, or prospects, may be adversely affected by Russia’s invasion of Ukraine and the conflict in the Middle East between Hamas and Israel. In addition, the United States and other nations have raised the possibility of sanctions on China, Chinese banks, and companies with operations in China that do business with Russia or its allies, including Belarus. Although we do not conduct business in Russia or Belarus, or with Russian or Belarusian counterparties, we may be impacted by sanctions imposed on third parties. Our operations may also be adversely impacted by any actions taken by China in response to the war or any related sanctions or threatened sanctions. Such actual or threatened sanctions and other geopolitical factors arising in connection with the way, such as continued political or economic instability or increased economic or political tensions between the United States and China, could also adversely affect our business and financial results, including our ability to raise capital or raise capital on favorable terms and the market price of our ordinary shares and/or a potential target business’s financial condition, results of operations, or prospects.